U.S. Securities and Exchange Commission
Washington, D.C. 20549
FORM 24F-2

Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.     Name and address of issuer:     Separate Account VUL-3

                                                       of Transamerica Life Insurance Company

                                                       570 Carillon Parkway

                                                       St. Petersburg, FL 33716

2.     Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list the series or classes): |X|

3.     Investment Company Act File Number:      811-09715

     Securities Act File Number:     333-153814

4(a).     Last day of fiscal year for which this Form is filed:      December 31, 2008

4(b).     Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer’s fiscal year).     N/A

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).     Check box if this is the last time the issuer will be filing this Form.

     N/A

5.     Calculation of registration fee:

     (i)     Aggregate sale price of securities sold during the fiscal

                year pursuant to section 24(f):                                                                   $ 146,345.00

     (ii)     Aggregate price of securities redeemed or                                                   $ 217,572.00

              repurchased during the fiscal year:

     (iii)     Aggregate price of securities redeemed or repurchased
          during any prior fiscal year ending no earlier than

          October 11, 1995 that were not previously used
          to reduce registration fees payable to the Commission:                                     $ 947,813.00

     (iv)     Total available redemption credits [add items

          5(ii) and 5(iii)]:                                                                                             $ 1,165,385.00

     (v)     Net sales - if item 5(i) is greater than item

          5(iv) [subtract 5(iv) from item 5(i)]:                                                                       $ 0

     (vi)     Redemption credits available for use in future
          years - if item 5(i) is less than item 5(iv)

          [subtract item 5(iv) from item 5(i)]:                                                              $ (1,019,040.00)

     (vii)     Multiplier for determining registration fee                                                     x .00003930

          (see Instruction C.9):

     (viii)     Registration fee due [multiply item 5(v) by

          item 5(vii) (enter “0” if no fee is due)]:                                                                   $ 0

6.     Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11,1997, then report the amount of securities (number of shares or other units) deducted here: 0 . If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

                                                                                                                                    0 .

7.     Interest due - if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):

                                                                                                                            +$

8.     Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                                                                  = 0

9.     Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

                                                                                                                                N/A

     Method of Delivery:

          [ ]      Wire Transfer

                   Mail or other means

SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By:      (Signature          /s/ Arthur D. Woods

                      and Title)*     Name: Arthur D. Woods
                                           Title: Counsel & Vice President

     Date: March 5, 2009

* Please print the name and title of the signing officer below the signature.